Exhibit 99.1

World Omni Auto Receivables Trust 2023-B

Monthly Servicer Certificate

April 30, 2026

Dates Covered
Collections Period	04/01/26 - 04/30/26
Interest Accrual Period	04/15/26 - 05/14/26
30/360 Days	30
Actual/360 Days	30
Distribution Date	05/15/26

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 03/31/26	224,379,711.89	15,999
Yield Supplement Overcollateralization Amount 03/31/26	11,408,519.92	0
Receivables Balance 03/31/26	235,788,231.81	15,999
Principal Payments	12,595,063.71	316
Defaulted Receivables	537,786.12	24
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 04/30/26	10,461,807.70	0
Pool Balance at 04/30/26	212,193,574.28	15,659

Pool Statistics	$ Amount	# of Accounts
Pool Factor	19.15%
Prepayment ABS Speed	1.20%
Aggregate Starting Principal Balance	1,162,826,061.02	44,579

Delinquent Receivables:
Past Due 31-60 days	4,409,844.86	219
Past Due 61-90 days	1,513,975.07	70
Past Due 91-120 days	215,091.20	13
Past Due 121+ days	0.00	0
Total	6,138,911.13	302

Total 31+ Delinquent as % Aggregate Ending Principal Balance	2.76%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.78%
Delinquency Trigger Occurred	NO

Recoveries	388,919.46
Aggregate Net Losses/(Gains) - April 2026	148,866.66
Ratio of Net Loss/(Gain) to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses/(Gains) Ratio	0.76%
Prior Net Losses/(Gains) Ratio	0.21%
Second Prior Net Losses/(Gains) Ratio	0.76%
Third Prior Net Losses/(Gains) Ratio	-0.07%
Four Month Average	0.42%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.69%

Overcollateralization Target Amount	5,232,239.66
Actual Overcollateralization	5,232,239.66
Weighted Average Contract Rate	5.96%
Weighted Average Contract Rate, Yield Adjusted	10.13%
Weighted Average Remaining Term	29.72

Flow of Funds	$ Amount
Collections	14,155,269.99
Investment Earnings on Cash Accounts	9,062.38
Servicing Fee	(196,490.19)
Transfer to Collection Account	-
Available Funds	13,967,842.18

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	669,659.52
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	127,914.25
(5) Noteholders' Second Priority Principal Distributable Amount	-
(6) Class C Interest	67,288.50
(7) Noteholders' Third Priority Principal Distributable Amount	6,953,897.95
(8) Required Reserve Account	-
(9) Noteholders' Principal Distributable Amount	5,232,239.66
(10) Asset Representation Reviewer Amounts (in excess of 1)	-
(11) Distribution to Certificateholders	916,842.30

Total Distributions of Available Funds	13,967,842.18

Servicing Fee	196,490.19
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount
Original Class A	996,700,000.00
Original Class B	31,390,000.00
Original Class C	15,740,000.00

Total Class A, B, & C
Note Balance @ 04/15/26	219,147,472.23
Principal Paid	12,186,137.61
Note Balance @ 05/15/26	206,961,334.62

Class A-1
Note Balance @ 04/15/26	0.00
Principal Paid	0.00
Note Balance @ 05/15/26	0.00
Note Factor @ 05/15/26	0.0000000%

Class A-2a
Note Balance @ 04/15/26	0.00
Principal Paid	0.00
Note Balance @ 05/15/26	0.00
Note Factor @ 05/15/26	0.0000000%

Class A-2b
Note Balance @ 04/15/26	0.00
Principal Paid	0.00
Note Balance @ 05/15/26	0.00
Note Factor @ 05/15/26	0.0000000%

Class A-3
Note Balance @ 04/15/26	72,517,472.23
Principal Paid	12,186,137.61
Note Balance @ 05/15/26	60,331,334.62
Note Factor @ 05/15/26	20.2999107%

Class A-4
Note Balance @ 04/15/26	99,500,000.00
Principal Paid	0.00
Note Balance @ 05/15/26	99,500,000.00
Note Factor @ 05/15/26	100.0000000%

Class B
Note Balance @ 04/15/26	31,390,000.00
Principal Paid	0.00
Note Balance @ 05/15/26	31,390,000.00
Note Factor @ 05/15/26	100.0000000%

Class C
Note Balance @ 04/15/26	15,740,000.00
Principal Paid	0.00
Note Balance @ 05/15/26	15,740,000.00
Note Factor @ 05/15/26	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	864,862.27
Total Principal Paid	12,186,137.61
Total Paid	13,050,999.88

Class A-1
Coupon	5.31600%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2a
Coupon	5.25000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2a Holders	0.00

Class A-2b
SOFR Rate	3.63980%
Coupon	4.34980%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2b Holders	0.00

Class A-3
Coupon	4.66000%
Interest Paid	281,609.52
Principal Paid	12,186,137.61
Total Paid to A-3 Holders	12,467,747.13

Class A-4
Coupon	4.68000%
Interest Paid	388,050.00
Principal Paid	0.00
Total Paid to A-4 Holders	388,050.00

Class B
Coupon	4.89000%
Interest Paid	127,914.25
Principal Paid	0.00
Total Paid to B Holders	127,914.25

Class C
Coupon	5.13000%
Interest Paid	67,288.50
Principal Paid	0.00
Total Paid to C Holders	67,288.50

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	0.8285471
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	11.6744466
Total Distribution Amount	12.5029937

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2a Interest Distribution Amount	0.0000000
A-2a Interest Carryover Shortfall	0.0000000
A-2a Principal Distribution Amount	0.0000000
Total A-2a Distribution Amount	0.0000000

A-2b Interest Distribution Amount	0.0000000
A-2b Interest Carryover Shortfall	0.0000000
A-2b Principal Distribution Amount	0.0000000
Total A-2b Distribution Amount	0.0000000

A-3 Interest Distribution Amount	0.9475421
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	41.0031548
Total A-3 Distribution Amount	41.9506969

A-4 Interest Distribution Amount	3.9000000
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	3.9000000

B Interest Distribution Amount	4.0750000
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	4.0750000

C Interest Distribution Amount	4.2750000
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	4.2750000

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	0.00
Noteholders' Third Priority Principal Distributable Amount	570.64
Noteholders' Principal Distributable Amount	429.36

Account Balances	$ Amount
Reserve Account
Balance as of 04/15/26	2,616,119.83
Investment Earnings	7,526.91
Investment Earnings Paid	(7,526.91)
Deposit/(Withdrawal)	-
Balance as of 05/15/26	2,616,119.83
Change	-

Required Reserve Amount	2,616,119.83

Other Servicing Information	Current Month	Prior Month	Two Months Prior
Principal Balance of Receivables extended during the Collection Period	$1,491,723.11	$1,516,016.35	$1,494,247.23
Number of Extensions	76	73	69
Ratio of extensions to Beginning of Period Receivables Balance	0.63%	0.60%	0.57%